INVESTMENTS (Details 5) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, within 1 year, cost	$ 2,496
Available-for-sale securities, within 1 year, fair value	2,496
Available-for-sale securities, after 1 years through 5 years, cost	1,709
Available-for-sale securities, after 1 years through 5 years, fair value	1,728
Available-for-sale securities, after 5 years through 10 years, cost	111
Available-for-sale securities, after 5 years through 10 years, fair value	122
Available-for-sale securities, after 10 years, cost	277
Available-for-sale securities, after 10 years, fair value	286
Cost Method Investments [Abstract]
Cost method investments, carrying value	$ 190	$ 166